Quarterly Report
March 31, 2021
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 0.9%
Rolls-Royce Holdings PLC (a)	1,096,624	$1,591,931
Alcoholic Beverages – 4.1%
Diageo PLC	104,841	$4,320,835
Pernod Ricard S.A.	16,936	3,178,729
		$7,499,564
Apparel Manufacturers – 5.6%
Burberry Group PLC (a)	40,485	$1,059,602
Kering S.A.	2,745	1,894,740
LVMH Moet Hennessy Louis Vuitton SE	10,622	7,076,492
		$10,030,834
Automotive – 1.3%
Koito Manufacturing Co. Ltd.	20,900	$1,409,072
Mahindra & Mahindra Ltd.	86,773	946,134
		$2,355,206
Biotechnology – 0.2%
Hugel, Inc. (a)	1,815	$286,949
Business Services – 2.9%
Cap Gemini S.A.	7,860	$1,337,448
Experian PLC	69,275	2,384,697
Infosys Technologies Ltd., ADR	83,481	1,562,764
		$5,284,909
Chemicals – 0.6%
UPL Ltd.	128,908	$1,135,740
Computer Software – 4.0%
Dassault Systemes S.A.	4,545	$972,178
Kingsoft Corp.	68,000	457,383
SAP SE	45,441	5,564,402
Wisetech Global Ltd.	10,571	236,126
		$7,230,089
Computer Software - Systems – 3.4%
Amadeus IT Group S.A. (a)	19,669	$1,392,715
Hitachi Ltd. (l)	90,500	4,111,100
NICE Systems Ltd., ADR (a)	3,055	665,898
		$6,169,713
Consumer Products – 5.5%
Kao Corp.	22,400	$1,483,905
KOSE Corp.	6,500	921,005
L'Oréal	9,322	3,572,548
Reckitt Benckiser Group PLC	45,033	4,034,118
		$10,011,576
Consumer Services – 0.3%
51job, Inc., ADR (a)	9,033	$565,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.8%
Prysmian S.p.A.	55,894	$1,816,305
Schneider Electric SE	32,509	4,965,560
		$6,781,865
Electronics – 6.7%
Delta Electronics, Inc.	265,000	$2,699,917
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,789	9,319,163
		$12,019,080
Energy - Independent – 1.7%
Oil Search Ltd.	373,876	$1,160,888
Reliance Industries Ltd.	66,916	1,839,251
		$3,000,139
Food & Beverages – 5.9%
Danone S.A.	40,992	$2,812,172
Nestle S.A.	69,809	7,780,437
		$10,592,609
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	11,200	$888,943
Gaming & Lodging – 1.4%
Flutter Entertainment PLC (a)	12,116	$2,589,817
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	182,347	$575,156
Insurance – 3.3%
AIA Group Ltd.	497,000	$6,046,254
Internet – 6.5%
Alibaba Group Holding Ltd. (a)	153,400	$4,341,081
NAVER Corp.	10,075	3,369,834
Tencent Holdings Ltd.	45,700	3,602,850
Yahoo Japan Corp.	81,100	404,928
		$11,718,693
Leisure & Toys – 0.7%
Prosus N.V.	11,825	$1,314,608
Machinery & Tools – 4.6%
Assa Abloy AB	66,935	$1,923,717
GEA Group AG	42,536	1,743,375
Ingersoll Rand, Inc. (a)	30,781	1,514,733
Ritchie Bros. Auctioneers, Inc.	52,425	3,069,492
		$8,251,317
Major Banks – 1.3%
DBS Group Holdings Ltd.	107,600	$2,321,140
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	7,199	$504,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.3%
EssilorLuxottica	24,716	$4,024,491
QIAGEN N.V. (a)	40,523	1,961,205
Terumo Corp.	46,800	1,696,444
		$7,682,140
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	192,000	$1,067,417
Other Banks & Diversified Financials – 4.7%
AEON Financial Service Co. Ltd.	61,600	$823,577
Credicorp Ltd.	5,289	722,319
Element Fleet Management Corp.	133,755	1,463,461
Grupo Financiero Banorte S.A. de C.V. (a)	232,214	1,307,997
HDFC Bank Ltd. (a)	205,807	4,188,366
		$8,505,720
Pharmaceuticals – 9.3%
Bayer AG	34,710	$2,196,410
Hypera S.A.	73,799	419,955
Novartis AG	56,599	4,836,800
Novo Nordisk A.S., “B”	32,835	2,224,544
Roche Holding AG	21,903	7,078,529
		$16,756,238
Precious Metals & Minerals – 1.9%
Agnico-Eagle Mines Ltd.	35,472	$2,050,641
Franco-Nevada Corp.	10,613	1,330,024
		$3,380,665
Railroad & Shipping – 2.4%
Canadian National Railway Co.	37,976	$4,404,456
Restaurants – 0.7%
Yum China Holdings, Inc.	15,125	$895,551
Yum China Holdings, Inc.	7,750	453,885
		$1,349,436
Specialty Chemicals – 7.3%
Akzo Nobel N.V.	19,354	$2,162,516
L'Air Liquide S.A.	18,645	3,045,793
Linde PLC	16,673	4,671,075
Sika AG	5,586	1,595,747
Symrise AG	14,716	1,784,421
		$13,259,552
Specialty Stores – 0.7%
Just Eat Takeaway (a)	9,662	$890,814
Ocado Group PLC (a)	11,495	322,486
		$1,213,300
Tobacco – 0.6%
ITC Ltd.	373,142	$1,116,442
Total Common Stocks		$177,501,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	3,917,378	$3,917,378

Other Assets, Less Liabilities – (0.5)%		(838,928)
Net Assets – 100.0%		$180,579,493
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,917,378 and $177,501,043, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$32,880,151	$—	$—	$32,880,151
Switzerland	21,795,592	—	—	21,795,592
United Kingdom	13,713,669	—	—	13,713,669
Germany	13,249,813	—	—	13,249,813
Canada	12,318,074	—	—	12,318,074
Taiwan	9,319,163	2,699,917	—	12,019,080
Japan	—	11,738,974	—	11,738,974
China	5,802,098	5,581,535	—	11,383,633
India	1,562,764	9,225,933	—	10,788,697
Other Countries	24,192,169	13,421,191	—	37,613,360
Mutual Funds	3,917,378	—	—	3,917,378
Total	$138,750,871	$42,667,550	$—	$181,418,421
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $1,121,158. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,185,489.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,012,087	$11,833,656	$8,928,365	$—	$—	$3,917,378
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$414	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
France	18.2%
Switzerland	12.1%
United Kingdom	7.6%
Germany	7.3%
Canada	6.8%
Taiwan	6.7%
Japan	6.5%
China	6.3%
India	6.0%
Other Countries	22.5%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.